Advance ticket sales	12 Months Ended
Dec. 31, 2022
Advance Ticket Sales
Advance ticket sales

20.	Advance ticket sales

On December 31, 2022, the balance of advance from ticket sales classified in current liabilities was R$3,502,556 (R$2,670,469 on December 31, 2021) and is represented by 8,828,006 tickets sold and not yet used (7,004,554 on December 31, 2021) with an average use of 56 days (126 days on December 31, 2021).

Balances of advance from ticket sales are shown net of breakage corresponding to R$232,752 on December 31, 2022 (R$226,905 on December 31, 2021).

On December 31, 2022, the Company has reimbursements to pay for advance air tickets totaling R$48,566 (R$369,638 on December 31, 2021), recorded as Other liabilities in current liabilities.